Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, authorized	6,825,483	6,825,483	6,825,483
Preferred stock, issued	6,825,483	6,825,483	6,825,483
Preferred stock, outstanding	6,825,483	6,825,483	6,825,483
Temporary Equity, Liquidation Preference	$ 87,459	$ 87,459	$ 87,459
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	11,947,558	11,947,558	11,947,558
Common stock, issued	2,637,120	2,634,246	2,525,771
Common stock, outstanding	2,637,120	2,634,246	2,525,771
Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	6,825,483	6,825,483	6,825,483
Preferred stock, issued	6,825,483	6,825,483	6,825,483
Preferred stock, outstanding	6,825,483	6,825,483	6,825,483
Temporary Equity, Liquidation Preference	$ 87,459	$ 87,459	$ 87,459